Deferred Income and Revenue (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 31, 2023	Dec. 31, 2021
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 15,374	€ 12,188
Other income	3,893	3,398
Other income	3,893	3,398
Increase (Decrease) of Research Tax Credit Receivable			€ 6,017		€ 5,282
Tax expense (income)	414	40
Other Operating Income [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	263	46
Ipsen
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received					120,000
Deferred income					€ 40,000
Deferred income current	11,100
Deferred income non-current	4,800
Deferred income other than contract liabilities	15,900
Partial recognition of deferred revenue	8,200	8,200
Ipsen | Transition Services Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	3,200	€ 600
Seal Rock [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Milestone payments	€ 98,000			€ 100,000
Genfit Corp
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Tax expense (income)			€ 196